Zaxis International Inc. - Balance Sheets - USD ($)		Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash		$ 554,564	$ 1,000	$ 0
Total current assets		554,564	1,000	0
Total Assets		554,564	1,000	0
Current Liabilities:
Accounts payable - trade		0	7,500	0
Accrued interest		36,556	35,305	32,050
Advances payable		120,979	120,979	0
Advances payable to related parties		0	0	161,729
Convertible notes payable to related parties		0	0	85,000
Total current liabilities		157,535	163,784	278,779
Long-term liabilities:
Notes payable		37,375	22,375	0
Total liabilities		$ 194,910	$ 186,159	$ 278,779
Stockholders' deficiency:
Preferred stock	[1]
Common stock	[2]	$ 455	$ 455	$ 42
Stock payable		780,000	0	0
Additional paid in capital		390,210	388,450	121,373
Accumulated deficit		(811,011)	(574,064)	(400,194)
Total Stockholders' Deficit		359,654	(185,159)	(278,779)
Total Liabilities and Stockholders' Deficit		$ 554,564	$ 1,000	$ 0

[1]	$0.0001 par value; 10,000,000 shares authorized; none issued
[2]	$0.0001 par value; 490,000,000 shares authorized; 4,550,602; 4,548,782 and 423,782 issued and outstanding at March 31, 2015; December 31, 2014 and 2013, respectively.